FAIR VALUE MEASUREMENTS - Investments at Fair Value (Details) - EBP 010 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fair Value Measurements [Line Items]
Investments at fair value	$ 354,031,685	$ 318,453,021
Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	323,594,205	285,373,997
Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	30,437,480	33,079,024
Mutual Funds [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	296,831,730	263,534,351
Mutual Funds [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	296,831,730	263,534,351
Mutual Funds [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	0	0
Common/Collective Trust [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	30,437,480	33,079,024
Common/Collective Trust [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	0	0
Common/Collective Trust [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	30,437,480	33,079,024
Valero Common Stock [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	26,577,045	21,730,956
Valero Common Stock [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	26,577,045	21,730,956
Valero Common Stock [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	0	0
Money Market Security [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	185,430	108,690
Money Market Security [Member] | Level 1 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	185,430	108,690
Money Market Security [Member] | Level 2 [Member]
EBP, Fair Value Measurements [Line Items]
Investments at fair value	$ 0	$ 0